PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2014	2013
	$	$
Cost:

Computers and peripheral equipment	726	375
Office furniture and equipment	230	214
Leasehold improvements	192	43
	1,148	632
Accumulated depreciation:
Computers and peripheral equipment	360	279
Office furniture and equipment	160	148
Leasehold improvements	12	29
	532	456
Depreciated cost	616	176

Depreciation expenses for the years ended December 31, 2014, 2013 and 2012, were $103, $48 and $32, respectively.